Selected Balance Sheet Elements (Details - Property and equipment) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Inventory Disclosure [Abstract]
Machinery and equipment	$ 515,404	$ 223,141
Leasehold improvements	333,285	323,669
Computer and office equipment	226,250	186,549
Property, Plant and Equipment, Gross	1,074,939	733,359
Less: Accumulated depreciation	(299,678)	(243,457)
Property, Plant and Equipment, Net	$ 775,261	$ 489,902